SHARE CAPITAL DISCLOSURE: SCHEDULE OF EXERCISE PRICES OF OUTSTANDING SHARE OPTIONS (Details)	Jan. 31, 2025
Number of options exercisable	1,640,000
Incentive stock options for directors, officers, and consultants 2021
Number of options exercisable	440,000
November Offering 2024
Number of options exercisable	1,200,000